Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.55%
Aerospace & Defense–11.19%
Axon Enterprise, Inc.(b)(c)	31,317	$22,474,332
BWX Technologies, Inc.(c)	41,907	7,726,393
Carpenter Technology Corp.	38,654	9,491,103
Curtiss-Wright Corp.	21,944	11,914,275
Embraer S.A., ADR (Brazil)(c)	123,909	7,490,299
HEICO Corp.	41,089	13,264,351
Howmet Aerospace, Inc.	140,973	27,663,132
Karman Holdings, Inc.(b)(c)	92,578	6,684,132
		106,708,017
Apparel, Accessories & Luxury Goods–0.51%
Ralph Lauren Corp.	15,520	4,866,451
Application Software–4.10%
Guidewire Software, Inc.(b)(c)	58,327	13,407,044
Nutanix, Inc., Class A(b)	73,467	5,465,210
Palantir Technologies, Inc., Class A(b)	79,190	14,445,840
ServiceTitan, Inc.(b)	57,721	5,820,009
		39,138,103
Asset Management & Custody Banks–1.00%
Ares Management Corp., Class A(c)	59,364	9,491,710
Automotive Retail–2.80%
AutoZone, Inc.(b)	2,728	11,703,775
Carvana Co.(b)	39,827	15,024,337
		26,728,112
Biotechnology–2.52%
Alnylam Pharmaceuticals, Inc.(b)	31,731	14,469,336
Natera, Inc.(b)	59,349	9,553,408
		24,022,744
Broadline Retail–1.80%
Coupang, Inc. (South Korea)(b)	164,055	5,282,571
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	92,679	11,899,984
		17,182,555
Cargo Ground Transportation–0.69%
XPO, Inc.(b)(c)	50,925	6,583,075
Communications Equipment–0.88%
Lumentum Holdings, Inc.(b)	51,594	8,394,860
Construction & Engineering–6.80%
Comfort Systems USA, Inc.	27,281	22,511,736
EMCOR Group, Inc.	18,227	11,839,166
MasTec, Inc.(b)(c)	52,958	11,269,992
Quanta Services, Inc.	46,313	19,193,033
		64,813,927
Consumer Finance–0.46%
Synchrony Financial	62,005	4,405,455
Education Services–0.66%
Duolingo, Inc.(b)(c)	19,577	6,300,662
Shares		Value
Electric Utilities–1.04%
NRG Energy, Inc.	61,507	$9,961,059
Electrical Components & Equipment–2.50%
Rockwell Automation, Inc.	13,079	4,571,503
Vertiv Holdings Co., Class A	127,683	19,262,257
		23,833,760
Electronic Manufacturing Services–3.92%
Celestica, Inc. (Canada)(b)	28,865	7,111,759
Flex Ltd.(b)	354,639	20,558,424
TE Connectivity PLC (Switzerland)	44,186	9,700,152
		37,370,335
Financial Exchanges & Data–2.24%
Nasdaq, Inc.	157,989	13,974,127
Tradeweb Markets, Inc., Class A	67,011	7,436,881
		21,411,008
Food Retail–1.15%
Casey’s General Stores, Inc.	19,337	10,931,593
Health Care Distributors–2.06%
Cencora, Inc.	63,015	19,694,078
Health Care Equipment–2.58%
IDEXX Laboratories, Inc.(b)	14,779	9,442,155
Insulet Corp.(b)	49,090	15,155,556
		24,597,711
Health Care Facilities–3.36%
Encompass Health Corp.	141,660	17,993,653
Tenet Healthcare Corp.(b)	69,116	14,033,313
		32,026,966
Health Care Services–1.06%
Labcorp Holdings, Inc.	35,149	10,089,872
Homebuilding–0.52%
D.R. Horton, Inc.	29,374	4,978,012
Hotels, Resorts & Cruise Lines–5.39%
Hilton Worldwide Holdings, Inc.	104,475	27,104,994
Royal Caribbean Cruises Ltd.(c)	35,969	11,638,849
Viking Holdings Ltd.(b)	203,662	12,659,630
		51,403,473
Independent Power Producers & Energy Traders–1.48%
Vistra Corp.	72,046	14,115,252
Industrial Machinery & Supplies & Components–2.17%
ITT, Inc.	77,237	13,806,886
SPX Technologies, Inc.(b)	36,702	6,855,200
		20,662,086
Interactive Home Entertainment–2.16%
Roblox Corp., Class A(b)	111,996	15,513,686
Take-Two Interactive Software, Inc.(b)	19,708	5,091,759
		20,605,445
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Shares		Value
Interactive Media & Services–0.55%
Reddit, Inc., Class A(b)	22,965	$5,281,720
Internet Services & Infrastructure–3.97%
Cloudflare, Inc., Class A(b)	107,365	23,039,455
CoreWeave, Inc., Class A(b)(c)	40,383	5,526,414
MongoDB, Inc.(b)	29,848	9,264,222
		37,830,091
Investment Banking & Brokerage–5.11%
Evercore, Inc., Class A	46,972	15,844,595
LPL Financial Holdings, Inc.	43,018	14,311,658
Robinhood Markets, Inc., Class A(b)	129,505	18,542,526
		48,698,779
Leisure Facilities–0.78%
Planet Fitness, Inc., Class A(b)	71,502	7,421,908
Managed Health Care–0.55%
HealthEquity, Inc.(b)(c)	55,164	5,227,892
Movies & Entertainment–0.91%
TKO Group Holdings, Inc.	42,989	8,682,058
Oil & Gas Equipment & Services–0.77%
TechnipFMC PLC (United Kingdom)	187,235	7,386,421
Oil & Gas Storage & Transportation–1.29%
Cheniere Energy, Inc.	52,362	12,304,023
Other Specialty Retail–1.80%
Chewy, Inc., Class A(b)(c)	172,405	6,973,782
Ulta Beauty, Inc.(b)(c)	18,732	10,241,721
		17,215,503
Real Estate Services–1.77%
CBRE Group, Inc., Class A(b)	106,917	16,845,842
Restaurants–2.66%
DoorDash, Inc., Class A(b)	69,401	18,876,378
Dutch Bros, Inc., Class A(b)	123,160	6,446,194
		25,322,572
Semiconductor Materials & Equipment–0.51%
Teradyne, Inc.	35,259	4,853,049
Semiconductors–6.78%
Credo Technology Group Holding Ltd.(b)	74,670	10,872,699
Lattice Semiconductor Corp.(b)(c)	206,890	15,169,175
Shares		Value
Semiconductors–(continued)
MACOM Technology Solutions Holdings, Inc.(b)	95,701	$11,913,817
Microchip Technology, Inc.	18,472	1,186,272
Monolithic Power Systems, Inc.(c)	27,739	25,537,633
		64,679,596
Systems Software–2.62%
CyberArk Software Ltd.(b)	14,080	6,802,752
Rubrik, Inc.(b)	80,573	6,627,129
Zscaler, Inc.(b)(c)	38,548	11,551,294
		24,981,175
Trading Companies & Distributors–1.97%
Fastenal Co.	382,704	18,767,804
Transaction & Payment Processing Services–1.47%
Affirm Holdings, Inc.(b)	86,891	6,349,994
Toast, Inc., Class A(b)	210,653	7,690,941
		14,040,935
Total Common Stocks & Other Equity Interests (Cost $672,711,017)		939,855,689
Money Market Funds–0.93%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	3,210,740	3,210,740
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	5,686,739	5,686,739
Total Money Market Funds (Cost $8,897,479)		8,897,479
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.48% (Cost $681,608,496)		948,753,168
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.18%
Invesco Private Government Fund, 4.14%(d)(e)(f)	16,352,522	16,352,522
Invesco Private Prime Fund, 4.26%(d)(e)(f)	42,532,498	42,545,258
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,897,780)		58,897,780
TOTAL INVESTMENTS IN SECURITIES–105.66% (Cost $740,506,276)		1,007,650,948
OTHER ASSETS LESS LIABILITIES—(5.66)%		(53,936,864)
NET ASSETS–100.00%		$953,714,084
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,213,703	$98,171,888	$(101,174,851)	$-	$-	$3,210,740	$234,950
Invesco Treasury Portfolio, Institutional Class	11,263,669	182,319,221	(187,896,151)	-	-	5,686,739	424,123
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,942,461	341,052,071	(338,642,010)	-	-	16,352,522	604,858*
Invesco Private Prime Fund	36,358,462	697,248,937	(691,058,407)	-	(3,734)	42,545,258	1,652,013*
Total	$67,778,295	$1,318,792,117	$(1,318,771,419)	$-	$(3,734)	$67,795,259	$2,915,944

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$939,855,689	$—	$—	$939,855,689
Money Market Funds	8,897,479	58,897,780	—	67,795,259
Total Investments	$948,753,168	$58,897,780	$—	$1,007,650,948
Invesco V.I. Discovery Mid Cap Growth Fund